ACCOUNTS PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLES
Schedule of accounts payables

	As of	As of
	December 31,	December 31,
	2022	2023
	US$	US$
Utility cost payable	1,609	—
Server hosting payable	878	787
Computing power service fee payable	1,149	—
Others	36	34
	3,672	821